Transactions with Related Parties	12 Months Ended
Dec. 31, 2020
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

During the year ended September 30, 2018, the Transition Period ended December 31, 2018 and the years ended December 31, 2019 and 2020, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying consolidated statements of comprehensive income/ (loss):

	Year ended September 30, 2018	Three months ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Management fees-related parties
Management fees – Pavimar (a)	$111,480	$29,440	$212,300	$768,000
Management fees – Castor Ships (d)	—	—	—	162,500

Included in Voyage expenses
Charter hire commissions (b),(d)	$—	$—	$40,471	$29,769

Included in Interest and finance costs
Interest expenses (c) – Thalassa	$—	$—	$162,500	$305,000

Included in General and administrative expenses
Administration fees – Castor Ships (d)	$—	$—	$—	$400,000

Included in Vessels’ cost
Sale & purchase commission – Castor Ships (d)	$—	$—	$—	$138,600

As of December 31, 2019 and 2020, balances with related parties consisted of the following:

	December 31, 2019	December 31, 2020
Assets:
Working capital advances granted to Pavimar (a)	$759,386	$1,559,132

Liabilities:
Related party debt (c) – Thalassa	$5,000,000	$5,000,000
Accrued loan interest (c) – Thalassa	100,000	405,000
Voyage Commissions due to Castor Ships (d)	—	1,941

(a)	Pavimar:

Each of the Company’s ship-owning subsidiaries have entered into separate vessel management agreements with Pavimar, a company controlled by Ismini Panagiotidis, the sister of Petros Panagiotidis (see Note 1). Pursuant to the terms of the management agreements, Pavimar provides the Company with a wide range of shipping services, including crew management, technical management, operational employment management, insurance arrangements, provisioning, bunkering, vessel accounting and audit support services, in exchange for a daily fee. Since November 13, 2017 and up to December 31, 2019, the daily management fee of the sole vessel in the Company’s fleet at that time, the Magic P, was set at $320. The daily management fee on the Magic Sun and Magic Moon was set at $500 from their delivery date onwards. On January 1, 2020, the Magic P daily management fee was aligned via an amendment to its management agreement with that of the remaining fleet, and, as a result, up to August 31, 2020, all the Company’s vessels were charged with a daily management fee of $500 per day per vessel.

On September 1, 2020, the Company’s then shipowning subsidiaries entered into revised shipmanagement agreements with Pavimar which replaced the then existing shipmanagement agreements in their entirety (the “Technical Management Agreements”). Pursuant to the Technical Management Agreements, effective September 1, 2020, Pavimar provides the Company’s shipowning subsidiaries with the range of technical, crewing, insurance and operational services stipulated in the previous agreements in exchange for which Pavimar is now paid a daily fee of $600 per vessel, which shall be also subject to an annual review on their anniversary date. The Technical Management Agreements have a term of five years and such term automatically renews for a successive five-year term on each anniversary of their effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein. In the event that the Technical Management Agreements are terminated by the ship-owning subsidiaries other than by reason of default by Pavimar, a termination fee equal to four times the total amount of the daily management fee calculated on an annual basis shall be payable from the ship-owning subsidiaries to Pavimar.

Pavimar has subcontracted the technical management of the Magic Nova to a third-party ship-management company, Fleet Ship Management Inc. (“Fleet Ship”). Fleet Ship provides technical management to the Magic Nova for a fixed annual fee which is paid by Pavimar at its own expense. The subcontract services provided by Fleet Ship to Pavimar have a minimum term of six months following delivery of the Magic Nova to the Company and may be terminated at any time thereafter.

During the year ended September 30, 2018, the Transition Period ended December 31, 2018 and the years ended December 31, 2019 and 2020, the Company incurred management fees under the Technical Management Agreements amounting to $111,480, $29,440, $212,300 and $768,000, respectively, which are included in Management fees to related parties in the accompanying consolidated statements of comprehensive income/(loss).

In addition, each month Pavimar makes payments for operating expenses with funds provided in advance by the Company. As of December 31, 2019 and 2020, amounts of $759,386 and $1,559,132 respectively, were due from Pavimar in relation to these working capital advances granted to it.

(b) Alexandria Enterprises S.A:

During the year ended December 31, 2019, the Company used on a non-recurring basis the commercial services of Alexandria Enterprises S.A., (“Alexandria”) an entity controlled by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer. In exchange for these services, Alexandria charged the Company a commission rate equal to 1.25% of the gross charter hire, freight and the ballast bonus earned under a charter agreement.

Commissions charged by Alexandria during the year ended December 31, 2019 amounted to $40,471 and are included in Voyage expenses in the accompanying consolidated statements of comprehensive income/(loss). The Company has stopped using the commercial services of Alexandria since January 1, 2020, and, accordingly, no relevant charges exist for the year ended December 31, 2020. As of December 31, 2019 and 2020, no amounts were due to Alexandria.

(c) Thalassa:

$5.0 Million Term Loan Facility

On August 30, 2019, the Company entered into a $5.0 million unsecured term loan with Thalassa, the proceeds of which were used to partly finance the acquisition of the Magic Sun (the “$5.0 Million Term Loan Facility”) (Note 5). The Company drew down the entire loan amount on September 3, 2019.  The $5.0 Million Term Loan Facility bears a fixed interest rate of 6% per annum and has a bullet repayment on March 3, 2021, a date which is eighteen (18) months after the drawdown date. The $5.0 Million Term Loan Facility may be prepaid in whole or in part at any time prior to its maturity, at the Company’s option.

The $5.0 Million Term Loan Facility contains event of default provisions and covenants customary for unsecured facilities of this type, including, but not limited to, failure to pay, bankruptcy and insolvency, material litigation, change of business, as further set forth in the provisions of the $5.0 Million Term Loan Facility. The $5.0 Million Term Loan Facility does not impose any financial covenant requirements or other minimum liquidity restrictions on the Company.

During the years ended December 31, 2019 and 2020, the Company incurred interest costs in connection with the $5.0 Million Term Loan Facility amounting to $100,000 and $305,000, respectively, which are included in Interest and finance costs in the accompanying consolidated statements of comprehensive income/(loss).

As of December 31, 2020, no amounts were prepaid under the $5.0 Million Term Loan Facility.

(d) Castor Ships:

On September 1, 2020, the Company and its shipowning subsidiaries entered into a master management agreement (the “Master Agreement”) with Castor Ships. Pursuant to the terms of the Master Agreement each of the Company’s shipowning subsidiaries also entered into separate commercial shipmanagement agreements with Castor Ships (the “Commercial Shipmanagement Agreements” and together with the Master Agreement, the “Castor Ships Management Agreements”. Under the terms of the Castor Ships Management Agreements, Castor Ships manages overall the Company’s business and provides commercial, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, handling all the Company’s vessel sale and purchase transactions, undertaking related shipping project and management advisory and support services, as well as other associated services requested from time to time by the Company and its shipowning subsidiaries. In exchange for these services, the Company and its subsidiaries pay Castor Ships (i) a flat quarterly management fee in the amount of $0.3 million for the management and administration of the Company’s business, (ii) a daily fee of $250 per vessel for the provision of the services under the Commercial Shipmanagement Agreements, (iii) a commission rate of 1.25% on all charter agreements arranged by Castor Ships and (iv) a commission of 1% on each vessel sale and purchase transaction.

The Castor Ships Management Agreements have a term of five years and such term automatically renews for a successive five-year term on each anniversary of the effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein. In the event that the Castor Ships Management Agreements are terminated by the Company, or are terminated by Castor Ships due to a material breach of the Master Agreement by the Company or a change of control in the Company, Castor Ships shall be entitled to a termination fee equal to four times the total amount of the flat management fee and the per vessel management fees calculated on an annual basis. The Commercial Shipmanagement Agreements also provide that the management fees shall be subject to an annual review on their anniversary.

During the year ended December 31, 2020, the Company incurred (i) management fees amounting to $400,000 for the management and administration of the Company’s business, which are included in General and administrative expenses in the accompanying consolidated statements of comprehensive income/(loss), (ii) management fees amounting to $162,500 for the provision of the services under the Commercial Shipmanagement Agreements which are included in Management fees to related parties in the accompanying consolidated statements of comprehensive income/(loss), (iii) charter hire commissions amounting to $29,769 which are included in Voyage expenses in the accompanying consolidated statements of comprehensive income/(loss) and (iv) sale and purchase commission amounting to $138,600 which is included in Vessels, net in the accompanying consolidated balance sheet.